Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets

(8) Goodwill and Intangible Assets

The changes in carrying amounts of goodwill during the years ended December 31, 2011 and 2010 were as follows:

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2011			2010
	Metals Segment	Plastics Segment	Total	Metals Segment	Plastics Segment	Total

Balance as of January 1
Goodwill	97,354	12,973	110,327	97,316	12,973	110,289
Accumulated impairment losses	(60,217)	—	(60,217)	(60,217)	—	(60,217)

	$37,137	$12,973	$50,110	$37,099	$12,973	$50,072

Acquisition of Tube Supply	19,637	—	19,637	—	—	—
Impairment losses	—	—	—	—	—	—
Currency valuation	154	—	154	38	—	38
Balance as of December 31
Goodwill	117,145	12,973	130,118	97,354	12,973	110,327
Accumulated impairment losses	(60,217)	—	(60,217)	(60,217)	—	(60,217)

	$56,928	$12,973	$69,901	$37,137	$12,973	$50,110

The Company’s annual test for goodwill impairment is completed as of January 1st each year. Based on its January 1, 2011 test, the Company determined that there was no impairment of goodwill. The Company’s year-to-date operating results, among other factors, are considered in determining whether it is more likely than not that the fair value for any reporting unit has declined below its carrying value, which would require the Company to perform an interim goodwill impairment test. Due to the difference between the fair value and carrying value of the Aerospace reporting unit being below 10% as of January 1, 2011 combined with certain market factors and the significant decline in the Company’s stock price during December of 2011, the Company determined that it may be more likely than not that a goodwill impairment existed in the Aerospace reporting unit as of December 31, 2011. Therefore, an interim step one impairment test was performed on the Aerospace reporting unit as of that date. The Company concluded that its fair value exceeded its carrying value again by less than 10%. Another recession or economic declines in specific industries could change management’s expectations of future financial results and/or key valuation assumptions used in determining the fair-value of its reporting units, which could result in a goodwill impairment.

During the fourth quarter of 2009, the Company determined that it was more likely than not that goodwill was impaired and therefore, the Company performed an interim goodwill impairment analysis as of December 31, 2009. The Company recorded a non-cash charge of $1,357 related to the Oil & Gas reporting unit during the fourth quarter of 2009. The charge was non-deductible for tax purposes.

The following summarizes the components of intangible assets at December 31, 2011 and 2010:

	September 30,	September 30,	September 30,	September 30,
	2011		2010
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships	$118,567	$34,960	$69,452	$28,025
Non-compete agreements	3,888	2,902	2,888	2,888
Trade names	8,249	410	378	378
Developed technology	1,400	19	—	—

Total	$132,104	$38,291	$72,718	$31,291

The weighted-average amortization period for the intangible assets is 10.8 years, 11.3 years for customer relationships, 9.4 years for trade names, 3 years for non-compete agreements and 3 years for developed technology. Substantially all of the Company’s intangible assets were acquired as part of the acquisitions of Transtar on September 5, 2006 and Tube Supply on December 15, 2011.

For the years ended December 31, 2011, 2010, and 2009, the aggregate amortization expense was $6,867, $7,071 and $7,441, respectively.

The following is a summary of the estimated annual amortization expense for each of the next 5 years:

September 30,
2012	$11,842
2013	11,842
2014	11,808
2015	11,042
2016	11,042